Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 97,669	$ 649,106
Current financial assets at amortized cost	455,133	574,391
Accounts receivable, net	3,578,974	1,277,928
Accounts receivable due from related parties, net		5,029,583
Other receivables	2,638	1,952,834
Other receivables due from related parties		526,882
Inventories, net	1,030,368	555,680
Prepayments	309,689	519,817
Deferred IPO Cost		1,623,627
Guarantee deposits - Current assets	135,012
Current assets	5,609,483	12,709,848
Non-current assets
Non-current financial assets at fair value through other comprehensive income		1,789,804
Long-term receivables from related parties		8,300,723
Property, plant, and equipment, net	463,389	451,742
Right-of-use assets, net	81,350	164,140
Intangible assets, net	162,470	2,572
Deferred tax assets, net	425,100	433,800
Guarantee deposits	7,352	133,390
Other non-current assets	408,032	390,363
Non-current assets	1,547,693	11,666,534
Total assets	7,157,176	24,376,382
Current liabilities
Short-term loans	2,741,552	8,999,751
Short-term loans from a related party	8,249,052
Long-term loans due within one year	624,620	42,478
Contract liabilities	60,906	107,786
Accounts payable	180,954	209,567
Other payables	941,159	802,840
Current tax liabilities	9,198	16,415
Current lease liabilities	82,078	163,775
Other current liabilities	13,467	28,235
Current liabilities	12,902,986	10,370,847
Non-current liabilities
Long-term loans	1,027,638	995,290
Deferred tax liabilities	4,187	10,982
Non-current liabilities	1,031,825	1,006,272
Total liabilities	13,934,811	11,377,119
(Deficit) equity attributable to owners of parent
Ordinary share		7,881,444
Capital surplus	9,319,370	7,847,746
Accumulated deficit	(24,346,913)	(3,237,380)
Accumulated other comprehensive (loss) income	(350,286)	507,453
Total (deficit) equity	(6,777,635)	12,999,263
Total liabilities and (deficit) equity	7,157,176	24,376,382
Class A [member]
(Deficit) equity attributable to owners of parent
Ordinary share	5,551,602
Class B [member]
(Deficit) equity attributable to owners of parent
Ordinary share	$ 3,048,592